Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.5%)
Data Center REITs (9.1%)
	Equinix Inc.	592,792	432,525
	Digital Realty Trust Inc.	1,846,787	229,666
			662,191
Diversified REITs (2.1%)
	WP Carey Inc.	1,355,887	72,743
	Essential Properties Realty Trust Inc.	944,359	20,729
	Broadstone Net Lease Inc.	1,186,334	16,787
	Global Net Lease Inc.	1,216,405	9,658
	Alexander & Baldwin Inc.	459,737	7,264
	Empire State Realty Trust Inc. Class A	858,508	6,945
	American Assets Trust Inc.	326,594	5,797
	Armada Hoffler Properties Inc.	430,366	4,287
	Gladstone Commercial Corp.	252,807	3,021
	One Liberty Properties Inc.	108,809	2,002
[1]	NexPoint Diversified Real Estate Trust	205,209	1,617
			150,850
Health Care REITs (8.5%)
	Welltower Inc.	3,150,374	263,403
	Ventas Inc.	2,535,922	107,675
	Healthpeak Properties Inc.	3,468,647	53,937
	Omega Healthcare Investors Inc.	1,485,873	49,182
	Healthcare Realty Trust Inc. Class A	2,413,190	34,629
	Sabra Health Care REIT Inc.	1,464,779	19,980
[1]	Medical Properties Trust Inc.	3,790,967	18,121
	Physicians Realty Trust	1,510,686	16,406
	National Health Investors Inc.	275,458	13,784
	CareTrust REIT Inc.	630,371	13,566
	LTC Properties Inc.	263,102	8,317
	Community Healthcare Trust Inc.	158,205	4,536
	Global Medical REIT Inc.	394,824	3,419
	Universal Health Realty Income Trust	83,176	3,197
	Diversified Healthcare Trust	1,061,826	2,198
			612,350
Hotel & Resort REITs (2.7%)
	Host Hotels & Resorts Inc.	4,508,952	69,799
	Ryman Hospitality Properties Inc.	359,641	30,785
	Apple Hospitality REIT Inc.	1,378,387	21,613
	Sunstone Hotel Investors Inc.	1,246,649	11,594
	Park Hotels & Resorts Inc.	965,935	11,137
	DiamondRock Hospitality Co.	1,329,345	10,276

		Shares	Market Value ($000)
	RLJ Lodging Trust	1,009,171	9,486
	Pebblebrook Hotel Trust	780,286	9,309
	Xenia Hotels & Resorts Inc.	692,964	8,059
	Service Properties Trust	1,047,373	7,594
	Summit Hotel Properties Inc.	681,900	3,846
	Chatham Lodging Trust	308,442	2,853
			196,351
Industrial REITs (11.9%)
	Prologis Inc.	5,853,432	589,733
	Rexford Industrial Realty Inc.	1,274,143	55,094
	EastGroup Properties Inc.	281,401	45,939
	Americold Realty Trust Inc.	1,463,177	38,364
	STAG Industrial Inc.	1,137,175	37,777
	First Industrial Realty Trust Inc.	837,963	35,446
	Terreno Realty Corp.	528,053	28,135
	LXP Industrial Trust	1,854,496	14,669
	Innovative Industrial Properties Inc.	177,564	12,754
	Plymouth Industrial REIT Inc.	245,602	4,897
	Industrial Logistics Properties Trust	370,606	927
			863,735
Multi-Family Residential REITs (8.9%)
	AvalonBay Communities Inc.	899,955	149,159
	Equity Residential	2,281,426	126,231
	Mid-America Apartment Communities Inc.	739,394	87,359
	Essex Property Trust Inc.	406,832	87,030
	UDR Inc.	1,982,186	63,053
	Camden Property Trust	676,796	57,446
	Apartment Income REIT Corp. Class A	945,219	27,610
	Independence Realty Trust Inc.	1,423,406	17,636
	Elme Communities	555,325	7,086
	Veris Residential Inc.	464,271	6,217
*	Apartment Investment & Management Co. Class A	848,115	4,970
	Centerspace	94,628	4,597
	NexPoint Residential Trust Inc.	145,981	3,940
			642,334
Office REITs (4.2%)
	Alexandria Real Estate Equities Inc.	1,042,144	97,055
	Boston Properties Inc.	945,095	50,629
	Kilroy Realty Corp.	704,977	20,148
	Vornado Realty Trust	1,033,328	19,840
	Cousins Properties Inc.	964,104	17,229
	COPT Defense Properties	713,013	16,257
	Equity Commonwealth	694,991	13,163
	Douglas Emmett Inc.	1,075,754	12,059
	Highwoods Properties Inc.	668,091	11,952
[1]	SL Green Realty Corp.	407,685	11,941
	JBG SMITH Properties	670,084	8,624
	Easterly Government Properties Inc. Class A	591,589	6,365
	Paramount Group Inc.	1,030,796	4,412
	Piedmont Office Realty Trust Inc. Class A	782,646	4,078
	Brandywine Realty Trust	1,090,056	4,077
	Hudson Pacific Properties Inc.	804,066	3,586
	Orion Office REIT Inc.	340,988	1,630
	Office Properties Income Trust	308,068	1,383
	City Office REIT Inc.	250,470	954
	Franklin Street Properties Corp.	518,854	903
			306,285

		Shares	Market Value ($000)
Other Specialized REITs (6.4%)
	VICI Properties Inc. Class A	6,364,729	177,576
	Iron Mountain Inc.	1,848,452	109,188
	Gaming & Leisure Properties Inc.	1,662,735	75,471
	Lamar Advertising Co. Class A	554,352	45,606
	EPR Properties	476,898	20,364
	Four Corners Property Trust Inc.	551,472	11,746
	Outfront Media Inc.	939,915	9,174
	Uniti Group Inc.	1,513,489	6,962
	Safehold Inc.	292,319	4,756
	Gladstone Land Corp.	215,508	2,944
			463,787
Retail REITs (12.5%)
	Simon Property Group Inc.	2,072,673	227,766
	Realty Income Corp.	3,966,626	187,939
	Kimco Realty Corp.	3,930,482	70,513
	Regency Centers Corp.	1,053,422	63,479
	Federal Realty Investment Trust	464,866	42,391
	NNN REIT Inc.	1,154,612	41,947
	Brixmor Property Group Inc.	1,904,398	39,592
	Agree Realty Corp.	590,911	33,055
	Spirit Realty Capital Inc.	896,116	32,251
	Kite Realty Group Trust	1,389,476	29,624
	Phillips Edison & Co. Inc.	743,262	26,245
	Tanger Factory Outlet Centers Inc.	666,683	15,034
	SITE Centers Corp.	1,192,576	13,905
	Macerich Co.	1,362,640	13,245
	Urban Edge Properties	745,276	11,820
	InvenTrust Properties Corp.	428,017	10,743
	Retail Opportunity Investments Corp.	798,822	9,378
	Acadia Realty Trust	602,573	8,629
	Getty Realty Corp.	297,879	7,929
	RPT Realty	548,638	5,920
	NETSTREIT Corp.	385,746	5,497
	Saul Centers Inc.	83,602	2,907
	Alexander's Inc.	14,515	2,729
[1]	CBL & Associates Properties Inc.	71,330	1,479
*,2	Spirit MTA REIT	257,871	—
			904,017
Self-Storage REITs (6.1%)
	Public Storage	1,002,894	239,401
	Extra Space Storage Inc.	1,338,758	138,682
	CubeSmart	1,424,542	48,563
	National Storage Affiliates Trust	531,708	15,164
			441,810
Single-Family Residential REITs (4.8%)
	Invitation Homes Inc.	3,878,367	115,149
	Sun Communities Inc.	788,604	87,724
	Equity LifeStyle Properties Inc.	1,121,227	73,777
	American Homes 4 Rent Class A	2,060,917	67,474
	UMH Properties Inc.	365,408	5,046
			349,170
Telecom Tower REITs (12.8%)
	American Tower Corp.	2,954,056	526,383
	Crown Castle Inc.	2,748,958	255,598

		Shares	Market Value ($000)
	SBA Communications Corp. Class A	686,759	143,279
			925,260
Timber REITs (2.5%)
	Weyerhaeuser Co.	4,641,417	133,162
	Rayonier Inc.	893,209	22,545
	PotlatchDeltic Corp.	506,969	21,724
			177,431
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,994,656)			6,695,571
Real Estate Management & Development (7.1%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	221,978	10,353
	RMR Group Inc. Class A	98,669	2,222
			12,575
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	221,784	14,711
*	Forestar Group Inc.	126,323	3,000
			17,711
Real Estate Operating Companies (0.4%)
	DigitalBridge Group Inc.	1,026,043	16,263
	Kennedy-Wilson Holdings Inc.	706,646	9,094
*	Seritage Growth Properties Class A	231,116	1,673
*,1	WeWork Inc. Class A	99,393	227
			27,257
Real Estate Services (6.3%)
*	CoStar Group Inc.	2,589,592	190,102
*	CBRE Group Inc. Class A	1,970,443	136,631
*	Jones Lang LaSalle Inc.	303,006	38,761
*	Zillow Group Inc. Class C	974,198	35,315
*	Zillow Group Inc. Class A	362,113	12,866
*	Cushman & Wakefield plc	1,006,371	7,417
[1]	eXp World Holdings Inc.	486,096	6,451
*	Opendoor Technologies Inc.	3,285,143	6,242
	Newmark Group Inc. Class A	923,009	5,233
	Marcus & Millichap Inc.	158,377	4,545
*	Compass Inc. Class A	2,045,658	4,050
*	Redfin Corp.	700,811	3,266
*	Anywhere Real Estate Inc.	628,583	2,935
	RE/MAX Holdings Inc. Class A	115,251	1,240
	Douglas Elliman Inc.	481,459	852
*,1	Offerpad Solutions Inc.	59,854	476
*	Doma Holdings Inc.	33,504	138
			456,520
Total Real Estate Management & Development (Cost $719,430)			514,063

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $41,761)	5.420%	417,672	41,763
Total Investments (100.2%) (Cost $7,755,847)				7,251,397
Other Assets and Liabilities—Net (-0.2%)				(14,944)
Net Assets (100%)				7,236,453
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,005,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $16,228,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Americold Realty Trust Inc.	1/31/24	GSI	6,963	(5.331)	—	(422)
Park Hotels & Resorts Inc.	1/31/24	GSI	4,832	(5.331)	—	(230)
Realty Income Corp.	8/30/24	BANA	15,060	(5.428)	—	(815)
					—	(1,467)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at October 31, 2023.
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,209,634	—	—	7,209,634
Temporary Cash Investments	41,763	—	—	41,763
Total	7,251,397	—	—	7,251,397

Derivative Financial Instruments
Liabilities
Swap Contracts	—	1,467	—	1,467